CONVERTIBLE LOANS (Details) - USD ($)					1 Months Ended		12 Months Ended	36 Months Ended
	Jan. 30, 2020	Apr. 25, 2019	Jan. 31, 2019	Jan. 28, 2019	May 31, 2019	Apr. 30, 2019	Dec. 31, 2019	Dec. 31, 2020	Dec. 29, 2020
Debt Instrument [Line Items]
Proceeds from convertible loan							$ 21,000,000
Striking price of redeemable warrants									$ 3.00
Principal amount converted	$ 3,000,000
Accrued interest converted								$ 219,000
KAG
Debt Instrument [Line Items]
Principal amount			$ 3,000,000	$ 20,000,000
Loan agreed to fund		$ 1,000,000
Kunlun
Debt Instrument [Line Items]
Number of KAH's units/ KAH's ordinary shares issued	300,000
Kunlun | KAG
Debt Instrument [Line Items]
Proceeds from convertible loan				$ 23,000,000	$ 20,000,000
Interest rate (as a percent)				4.35%
Conversion price				$ 10.00
Number of ordinary shares per unit				1
Striking price of redeemable warrants				$ 11.50
Principal amount converted				$ 20,000,000
Accrued interest converted				$ 219,000
Number of KAH's units/ KAH's ordinary shares issued				2,000,000
Beneficial conversion feature recognized				$ 2,128
58.com Holdings
Debt Instrument [Line Items]
Number of KAH's units/ KAH's ordinary shares issued						100,000
58.com Holdings | KAG
Debt Instrument [Line Items]
Proceeds from convertible loan		$ 1,000,000		$ 20,000,000
Interest rate (as a percent)		4.35%
Conversion price		$ 10.00
Number of KAH's units/ KAH's ordinary shares issued		100,000
Loan agreed to fund		$ 1,000,000